Financial Assets Designated at Fair Value	12 Months Ended
Dec. 31, 2017
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Financial Assets Designated at Fair Value

13. FINANCIAL ASSETS DESIGNATED AT FAIR VALUE

	Group
	2017 £m	2016 £m
Loans and advances to customers:
Loans to housing associations	1,034	1,215
Other loans	515	516
	1,549	1,731
Debt securities	547	409
	2,096	2,140

Loans and advances to customers represent loans to housing associations secured on residential property and other loans.

–	Loans to housing associations secured on residential property which, at the date of their origination, were managed, and their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them was provided on that basis to management.

–	Other loans representing a portfolio of roll-up mortgages and associated receivables, are managed, and their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management. Since 2009, the Santander UK group’s policy has been not to designate similar new loans at fair value through profit or loss.

The net gain during the year attributable to changes in credit risk for loans and advances designated at fair value was £49m (2016: £40m, 2015: £39m). The cumulative net loss attributable to changes in credit risk for loans and advances designated at fair value at 31 December 2017 was £120m (2016: £169m).